Employee Benefits Obligations (Tables)	12 Months Ended
Mar. 31, 2025
Employee Benefits Obligations [Abstract]
Schedule of Standalone Statement of Financial Position	The liabilities recognized in the standalone statement of financial position are:
	As at March 31, 2025	As at March 31, 2024
	(US$)	(US$)
Funded Plans
Net value of defined benefit obligations
Current	3,002	209
Non-current	97,387	102,322

Schedule of Movement in Defined Benefit Obligations	The movement in defined benefit obligations for funded and unfunded plans is as follows:
Particulars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2023	72,668	—
Included in profit and loss
Service cost	27,550	—
Past service credit	—	—
Interest cost (income)	3,057	—
	$103,275	—

Included in OCI
Actuarial (gain)/loss	—	—
Remeasurements	—	—
Benefits paid	—	—
Gain and loss on settlement	—	—
Exchange difference	(744)	—

Employer’s contribution
Benefits payment
As at March 31, 2024	$102,531	—

Particulars	Defined benefit obligation	Fair value of plant assets
As at April 1, 2024	$102,531	—
Included in profit and loss
Service cost	6,880	—
Past service credit	—	—
Interest cost (income)	1,514	—
	$110,925	—

Included in OCI
Actuarial (gain)/loss	(8,021)	—
Remeasurements	—	—
Benefits paid	—	—
Gain and loss on settlement	—	—
Exchange difference	(2,513)	—
	(10,534)	—
Employer’s contribution	—	—
Benefits payment	—	—
As at March 31, 2025	$100,389	—

Schedule of Net Defined Benefit Asset

Plan assets comprise the following.

Particulars	As at March 31, 2025	As at March 31, 2024
Debt instruments – unquoted
Cash and cash equivalents	—	—
Investment property	—	—
Fixed assets	—	—
Other assets	—	—
	—	—

Schedule of the Principal Actuarial Assumptions	The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages).
Particulars	As at March 31, 2025	As at March 31, 2024
Discount rate	6.75%	7.20%
Attrition rate	5%	5%
Future salary growth rate	10%	10%

Schedule of Benefits Obligations	Assumptions regarding future longevity have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation at the reporting date were as follows.
Particulars	As at March 31, 2025	As at March 31, 2024
Longevity at age of 65 for current members aged above 45
Males	0.258% - 2.406%	0.258% - 2.406%
Females	0.258% - 2.406%	0.258% - 2.406%

Longevity at age of 65 for current members aged up to 45
Males	0.092% - 0.168%	0.092% - 0.168%
Females	0.092% - 0.168%	0.092% - 0.168%

Schedule of Sensitivity Analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below.

Particulars	As of March 31, 2024 (Decrease) (US$)	As of March 31, 2024 (Increase) (US$)	As of March 31, 2025 (Decrease) (US$)	As of March 31, 2025 (Increase) (US$)
Discount Rate (- / + 1%)	88,856	68,099	116,358	87,367
Salary Growth Rate (- / + 1%)	68,322	88,061	87,956	114,410
Attrition Rate (- / + 50% of attrition rates)	85,487	71,754	112,482	91,932
Mortality Rate (- / + 10% of mortality rates)	77,515	77,383	100,489	100,290